Earnings/(Loss) Per Share of Common Stock - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	814,976	980,505	1,417,665